Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $1,856,000 (comprised of (i) $974,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index Index, (ii) $882,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index Index).

Narrative - Max Aggregate Offering Price	$ 1,856,000